STOCK-BASED COMPENSATION - Changes in Outstanding Stock Options (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Shares
Balance at beginning of period (in shares) | shares	2,570
Granted (in shares) | shares	0
Exercised (in shares) | shares	(121)
Forfeited (in shares) | shares	0
Expired (in shares) | shares	0
Balance at end of period (in shares) | shares	2,449
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 14.23
Granted (USD per share) | $ / shares	0
Exercised (USD per share) | $ / shares	(13.74)
Forfeited (USD per share) | $ / shares	0
Expired (USD per share) | $ / shares	0
Balance at end of period (USD per share) | $ / shares	$ 14.25
Options Additional Disclosures
Remaining term at end of period	10 months 24 days
Options outstanding, aggregate intrinsic value | $	$ 70,756
Options exercisable (in shares) | shares	2,449
Options exercisable (USD per share) | $ / shares	$ 14.25
Term of options exercisable	10 months 24 days
Options exercisable, aggregate intrinsic value | $	$ 70,756